Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (754,026,392)	$ (642,891,354)	$ (608,416,422)
Fees and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(67,280,150)	(45,105,922)	(51,392,861)
Directors’ and Syndics’ Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(9,841,347)	(7,877,919)	(8,449,390)
Advertising and Marketing
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(37,685,592)	(31,143,629)	(28,949,697)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(212,319,260)	(192,064,786)	(159,961,480)
Maintenance and Repairs of Assets and Systems
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(121,588,331)	(92,014,006)	(94,599,000)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(33,109,406)	(29,783,895)	(31,498,594)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(2,290,037)	(1,761,481)	(1,580,029)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(3,629,722)	(3,028,330)	(2,240,855)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,424,757)	(1,377,061)	(2,399,789)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(140,283,538)	(115,254,675)	(111,046,638)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(17,550,631)	(15,265,927)	(14,439,558)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(5,696,412)	(4,589,771)	(5,456,024)
Armored Transportation Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(36,291,935)	(39,385,423)	(37,888,307)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (65,035,274)	$ (64,238,529)	$ (58,514,200)